Fair Value of Financial Instruments - Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2014 Non-agency CMOs	Jun. 30, 2013 Non-agency CMOs	Jun. 30, 2014 Non-agency CMOs	Jun. 30, 2013 Non-agency CMOs	Dec. 31, 2013 Non-agency CMOs	Mar. 31, 2013 Non-agency CMOs
Reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs
Beginning balance								$ 6,041	$ 7,549	$ 6,208	$ 14,158	$ 7,549	$ 21,592
Total realized/unrealized gains (losses) included in earnings								0	1	0	(198)	2	(191)
Total realized/unrealized gains (losses) included in other comprehensive income								76	114	132	972	93	3,139
Total realized/unrealized gains (losses) included in earnings as unrealized other- than-temporary impairment								(12)		(33)	(83)	(23)	(412)
Total realized/unrealized gains (losses) included in earnings upon payoff of securities for which other-than-temporary impairment was previously recognized	12	33	83	23	329	412	558	0		0			4
Total realized/unrealized gains (losses) included in earnings as realized other- than-temporary impairment	13	34	83	23	325	408	568	49	68	112	241	224	721
Principal repayments								(298)	(551)	(563)	(1,489)	(1,637)	(5,042)
Sales								0		0	(6,420)		(12,262)
Ending balance								$ 5,856	$ 7,181	$ 5,856	$ 7,181	$ 6,208	$ 7,549